Label	Element	Value
BNY Mellon Emerging Markets Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

March 31, 2023

BNY MELLON FUNDS TRUST
-BNY Mellon International Fund
-BNY Mellon Emerging Markets Fund

Supplement to Current Prospectus
Dated December 30, 2022

Effective April 1, 2023, the following information supplements and supersedes any contrary information contained in "Fund Summary -- Fees and Expenses" in each fund's current prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Emerging Markets Fund
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BNY Mellon Emerging Markets Fund

The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .25% of the value of the fund's average daily net assets until April 1, 2024. On or after April 1, 2024, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 01, 2024